Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2022
Right-of-use assets
Schedule of right-of-use assets

Year ended December 31, 2021	Properties	Equipment	Total
Opening net book amount	543,890	21,454	565,344
Additions	2,000	—	2,000
Depreciation charge	(294,389)	(26,026)	(320,415)
Effect of lease modifications	208,902	17,676	226,578
Disposals	(4,216)	—	(4,216)
Exchange differences	698	—	698
Closing net book amount	456,885	13,104	469,989

As of December 31, 2021	Properties	Equipment	Total
Cost	1,298,569	88,844	1,387,413
Accumulated depreciation	(841,684)	(75,740)	(917,424)
Net book value	456,885	13,104	469,989

Period ended June 30, 2022	Properties	Equipment	Total
Opening net book amount	456,885	13,104	469,989
Depreciation charge	(139,348)	(13,150)	(152,498)
Effect of lease modifications	—	5,916	5,916
Closing net book amount	317,537	5,870	323,407

As of June 30, 2022	Properties	Equipment	Total
Cost	1,298,569	13,542	1,312,111
Accumulated depreciation	(981,032)	(7,672)	(988,704)
Net book value	317,537	5,870	323,407